Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Debentures [Abstract]
Schedule of Convertible Debentures

As of March 31, 2025 and December 31, 2024, the Company had outstanding the following convertible debentures:

	March 31,	December 31,
	2025	2024
Convertible promissory note issued to Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $36,372, respectively	$700,000	$663,628
Convertible promissory note issued to 1800 Diagonal Lending LLC, 12% interest, unsecured, matures August 30, 2025, net of debt discount of $9,609 and $22,086, respectively	187,041	174,564
Convertible promissory note issued to Helena Global Investment Opportunities 1 Ltd., non-interest bearing, secured, matures April 13, 2025, net of debt discount of $119,589 and $0, respectively	1,080,411	-
Total	$1,967,453	$838,192

Less: Current portion of convertible debentures, net of debt discount/premium	(1,967,453)	(838,192)

Convertible debentures, net of current portion, net of debt discount	$-	$-

As of December 31, 2024 and 2023, the Company had outstanding the following convertible debentures:

	December 31,
	2024	2023
Convertible promissory note issued to Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025, net of debt discount of $36,372 and $282,945, respectively	$663,628	$417,055
Convertible promissory note issued to 1800 Diagonal Lending LLC, 12% interest, unsecured, matures August 30, 2025, net of debt discount of $22,086 and $0, respectively	174,564
Convertible promissory note, Jeffrey Gardner, 18% interest, unsecured, matured September 15, 2021, due on demand	-	125,000
Convertible promissory note, James Marsh, 18% interest, unsecured, matured September 15, 2021, due on demand	-	125,000
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures March 31, 2024	-	23,894
Convertible promissory note issued to Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $181,894, respectively	-	268,106
Convertible promissory note issued to Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024, net of debt discount of $0 and $407,890, respectively	-	36,555
Convertible promissory note issued to FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024, net of debt discount of $0 and $206,666, respectively	-	15,556
Total	$838,192	$1,011,166

Less: Current portion of convertible debentures, net of debt discount/premium	(838,192)	(326,005)

Convertible debentures, net of current portion, net of debt discount	$-	$685,161